                         SUPPLEMENT DATED MAY 1, 2015

                                      TO

                         PROSPECTUS DATED MAY 1, 2010

                    UNIVERSAL ANNUITY ADVANTAGE PROSPECTUS

Group and Individual Annuity Contracts Issued by MetLife Insurance Company USA

   This supplement updates information contained in the prospectus dated May 1, 2010. Please write or call MetLife Insurance Company USA, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, telephone number (800) 842-9368, if you need another copy of the prospectus. Upon request, financial statements for the insurance company will be sent to You without charge.

   The prospectus describes individual and group Universal Annuity Advantage Variable Annuity Contracts ("Contracts") issued by MetLife Insurance Company USA. The Contracts are no longer available to new purchasers. Current Contract Owners may make additional Purchase Payments.

1. THE CURRENTLY AVAILABLE FUNDING OPTIONS ARE:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   Contrafund(R) Portfolio -- Service Class 2
   Equity-Income Portfolio -- Initial Class
   Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Templeton Developing Markets VIP Fund
   Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
   Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
   ClearBridge Variable Aggressive Growth Portfolio
   ClearBridge Variable Appreciation Portfolio
   ClearBridge Variable Large Cap Growth Portfolio
   ClearBridge Variable Large Cap Value Portfolio
   ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST
   BlackRock High Yield Portfolio -- Class A
   Clarion Global Real Estate Portfolio -- Class A
   ClearBridge Aggressive Growth Portfolio -- Class A
   Harris Oakmark International Portfolio -- Class A
   Invesco Comstock Portfolio -- Class B
   Invesco Small Cap Growth Portfolio -- Class A
   JPMorgan Small Cap Value Portfolio -- Class A
   Loomis Sayles Global Markets Portfolio -- Class A
   Lord Abbett Bond Debenture Portfolio -- Class A
   MetLife Asset Allocation 100 Portfolio -- Class B
   MetLife Small Cap Value Portfolio -- Class B
   Oppenheimer Global Equity Portfolio -- Class A
   PIMCO Inflation Protected Bond Portfolio -- Class A
   PIMCO Total Return Portfolio -- Class B
   Pioneer Fund Portfolio -- Class A
   Pioneer Strategic Income Portfolio -- Class A
   T. Rowe Price Large Cap Value Portfolio -- Class B
   WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
   Barclays Aggregate Bond Index Portfolio -- Class A
   BlackRock Bond Income Portfolio -- Class A
   BlackRock Capital Appreciation Portfolio -- Class A
   BlackRock Money Market Portfolio -- Class A
   Frontier Mid Cap Growth Portfolio -- Class D
   Jennison Growth Portfolio -- Class A
   MetLife Asset Allocation 20 Portfolio -- Class B
   MetLife Asset Allocation 40 Portfolio -- Class B
   MetLife Asset Allocation 60 Portfolio -- Class B
   MetLife Asset Allocation 80 Portfolio -- Class B
   MetLife Stock Index Portfolio -- Class A
   MFS(R) Total Return Portfolio -- Class F
   MFS(R) Value Portfolio -- Class A
   MSCI EAFE(R) Index Portfolio -- Class A
   Neuberger Berman Genesis Portfolio -- Class A
   Russell 2000(R) Index Portfolio -- Class A
   T. Rowe Price Small Cap Growth Portfolio -- Class B
   Western Asset Management U.S. Government Portfolio -- Class A
   WMC Balanced Portfolio -- Class A
TRUST FOR ADVISED PORTFOLIOS
   1919 Variable Socially Responsive Balanced Fund

   Certain Funding Options have been subject to a change. See Appendix B.

2. UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE
INDICATED):

   The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368. Please read the prospectus carefully before making Your allocations to the Subaccounts.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                     MINIMUM MAXIMUM
                                                                                     ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses).....................  0.27%   1.61%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                           DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                              AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                    FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                 ---------- ------------ -------- --------- --------- ----------------- ---------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
   Contrafund(R) Portfolio --
     Service Class 2...........    0.55%       0.25%      0.08%      --      0.88%           --          0.88%
   Equity-Income Portfolio --
     Initial Class.............    0.45%         --       0.09%    0.06%     0.60%           --          0.60%
   Mid Cap Portfolio --
     Service Class 2...........    0.55%       0.25%      0.08%      --      0.88%           --          0.88%

FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
   Franklin Small-Mid Cap
     Growth VIP Fund+..........    0.77%       0.25%      0.03%      --      1.05%           --          1.05%
   Templeton Developing
     Markets VIP Fund..........    1.24%       0.25%      0.12%      --      1.61%           --          1.61%
   Templeton Foreign VIP
     Fund......................    0.74%       0.25%      0.03%      --      1.02%           --          1.02%

JANUS ASPEN SERIES -- SERVICE
  SHARES
   Overseas Portfolio..........    0.46%       0.25%      0.07%      --      0.78%           --          0.78%

LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
   ClearBridge Variable
     Aggressive Growth
     Portfolio.................    0.75%         --       0.05%      --      0.80%         0.00%         0.80%

                                             DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                                AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                  MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                      FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                   ---------- ------------ -------- --------- --------- ----------------- ---------
   ClearBridge Variable
     Appreciation Portfolio......    0.70%         --       0.04%      --      0.74%         0.00%         0.74%
   ClearBridge Variable Large
     Cap Growth Portfolio........    0.75%         --       0.10%      --      0.85%         0.00%         0.85%
   ClearBridge Variable Large
     Cap Value Portfolio.........    0.65%         --       0.07%      --      0.72%         0.00%         0.72%
   ClearBridge Variable Small
     Cap Growth Portfolio........    0.75%         --       0.07%      --      0.82%         0.00%         0.82%

MET INVESTORS SERIES TRUST
   BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.08%    0.08%     0.76%           --          0.76%
   Clarion Global Real Estate
     Portfolio -- Class A........    0.59%         --       0.05%      --      0.64%           --          0.64%
   ClearBridge Aggressive
     Growth Portfolio --
     Class A.....................    0.55%         --       0.02%      --      0.57%         0.01%         0.56%
   Harris Oakmark
     International Portfolio --
     Class A.....................    0.77%         --       0.06%      --      0.83%         0.02%         0.81%
   Invesco Comstock
     Portfolio -- Class B........    0.56%       0.25%      0.02%      --      0.83%         0.02%         0.81%
   Invesco Small Cap Growth
     Portfolio -- Class A........    0.84%         --       0.03%      --      0.87%         0.01%         0.86%
   JPMorgan Small Cap Value
     Portfolio -- Class A........    0.77%         --       0.05%    0.02%     0.84%         0.09%         0.75%
   Loomis Sayles Global
     Markets Portfolio --
     Class A.....................    0.70%         --       0.08%      --      0.78%           --          0.78%
   Lord Abbett Bond
     Debenture Portfolio --
     Class A.....................    0.51%         --       0.04%      --      0.55%         0.01%         0.54%
   MetLife Asset Allocation
     100 Portfolio --
     Class B.....................    0.07%       0.25%      0.01%    0.68%     1.01%           --          1.01%
   MetLife Small Cap Value
     Portfolio -- Class B........    0.74%       0.25%      0.03%      --      1.02%         0.01%         1.01%
   Oppenheimer Global Equity
     Portfolio -- Class A........    0.66%         --       0.08%      --      0.74%         0.06%         0.68%
   PIMCO Inflation Protected
     Bond Portfolio --
     Class A.....................    0.47%         --       0.09%      --      0.56%         0.01%         0.55%
   PIMCO Total Return
     Portfolio -- Class B........    0.48%       0.25%      0.03%      --      0.76%         0.04%         0.72%
   Pioneer Fund Portfolio --
     Class A.....................    0.67%         --       0.05%      --      0.72%         0.05%         0.67%
   Pioneer Strategic Income
     Portfolio -- Class A........    0.56%         --       0.06%      --      0.62%           --          0.62%

                                            DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                               AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                 MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                     FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                  ---------- ------------ -------- --------- --------- ----------------- ---------
   T. Rowe Price Large Cap
     Value Portfolio --
     Class B....................    0.57%       0.25%      0.02%      --      0.84%           --          0.84%
   T. Rowe Price Large Cap
     Value Portfolio --
     Class E++..................    0.57%       0.15%      0.02%      --      0.74%           --          0.74%
   WMC Large Cap Research
     Portfolio -- Class E.......    0.57%       0.15%      0.03%      --      0.75%         0.05%         0.70%

METROPOLITAN SERIES FUND
   Barclays Aggregate Bond
     Index Portfolio --
     Class A....................    0.25%         --       0.03%      --      0.28%         0.00%         0.28%
   BlackRock Bond Income
     Portfolio -- Class A.......    0.32%         --       0.03%      --      0.35%         0.00%         0.35%
   BlackRock Capital
     Appreciation Portfolio --
     Class A....................    0.69%         --       0.02%      --      0.71%         0.06%         0.65%
   BlackRock Money Market
     Portfolio -- Class A.......    0.34%         --       0.03%      --      0.37%         0.02%         0.35%
   Frontier Mid Cap Growth
     Portfolio -- Class D.......    0.71%       0.10%      0.05%      --      0.86%         0.01%         0.85%
   Jennison Growth
     Portfolio -- Class A.......    0.59%         --       0.03%      --      0.62%         0.08%         0.54%
   MetLife Asset Allocation 20
     Portfolio -- Class B.......    0.09%       0.25%      0.03%    0.52%     0.89%         0.02%         0.87%
   MetLife Asset Allocation 40
     Portfolio -- Class B.......    0.06%       0.25%        --     0.56%     0.87%           --          0.87%
   MetLife Asset Allocation 60
     Portfolio -- Class B.......    0.05%       0.25%        --     0.60%     0.90%           --          0.90%
   MetLife Asset Allocation 80
     Portfolio -- Class B.......    0.05%       0.25%      0.01%    0.65%     0.96%           --          0.96%
   MetLife Stock Index
     Portfolio -- Class A.......    0.25%         --       0.02%      --      0.27%         0.01%         0.26%
   MFS(R) Total Return
     Portfolio -- Class F.......    0.55%       0.20%      0.05%      --      0.80%           --          0.80%
   MFS(R) Value Portfolio --
     Class A....................    0.70%         --       0.02%      --      0.72%         0.14%         0.58%
   MSCI EAFE(R) Index
     Portfolio -- Class A.......    0.30%         --       0.10%    0.01%     0.41%         0.00%         0.41%
   Neuberger Berman Genesis
     Portfolio -- Class A.......    0.80%         --       0.03%      --      0.83%         0.00%         0.83%
   Russell 2000(R) Index
     Portfolio -- Class A.......    0.25%         --       0.07%    0.05%     0.37%         0.01%         0.36%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B+...................    0.60%       0.25%      0.03%      --      0.88%         0.02%         0.86%
   T. Rowe Price Small Cap
     Growth Portfolio --
     Class B....................    0.47%       0.25%      0.04%      --      0.76%           --          0.76%

                                          DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                             AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                               MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                   FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                ---------- ------------ -------- --------- --------- ----------------- ---------
   Western Asset Management
     U.S. Government
     Portfolio -- Class A.....    0.47%        --        0.02%     --       0.49%         0.01%         0.48%
   WMC Balanced Portfolio --
     Class A..................    0.46%        --        0.07%     --       0.53%         0.00%         0.53%

TRUST FOR ADVISED PORTFOLIOS
   1919 Variable Socially
     Responsive Balanced
     Fund.....................    0.65%        --        0.29%     --       0.94%         0.05%         0.89%

--------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

   The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

   Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

3. FUNDING OPTIONS

   Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through Your registered representative. We do not guarantee the investment result of the Underlying Funds.

   The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

                                                    INVESTMENT
        FUNDING OPTION      INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------      ----------------------  ----------------------
    FIDELITY(R) VARIABLE
      INSURANCE PRODUCTS
       Contrafund(R)        Seeks long-term         Fidelity Management &
         Portfolio --       capital appreciation.   Research Company
         Service Class 2                            Subadviser: FMR Co.,
                                                    Inc.
       Equity-Income        Seeks reasonable        Fidelity Management &
         Portfolio --       income. The fund will   Research Company
         Initial Class      also consider the       Subadviser: FMR Co.,
                            potential for capital   Inc.
                            appreciation. The
                            fund's goal is to
                            achieve a yield which
                            exceeds the composite
                            yield on the
                            securities comprising
                            the S&P 500(R) Index.

                                                     INVESTMENT
        FUNDING OPTION       INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------       ----------------------  -----------------------
       Mid Cap Portfolio     Seeks long-term growth  Fidelity Management &
         -- Service Class 2  of capital.             Research Company
                                                     Subadviser: FMR Co.,
                                                     Inc.

    FRANKLIN TEMPLETON
      VARIABLE INSURANCE
      PRODUCTS TRUST --
      CLASS 2
       Franklin Small-Mid    Seeks long-term         Franklin Advisers, Inc.
         Cap Growth VIP      capital growth.
         Fund+
       Templeton             Seeks long-term         Templeton Asset
         Developing          capital appreciation.   Management Ltd.
         Markets VIP Fund
       Templeton Foreign     Seeks long-term         Templeton Investment
         VIP Fund            capital growth.         Counsel, LLC
    JANUS ASPEN SERIES --
      SERVICE SHARES
       Overseas Portfolio    Seeks long-term growth  Janus Capital
                                        of capital.  Management LLC

    LEGG MASON PARTNERS
      VARIABLE EQUITY
      TRUST -- CLASS I
       ClearBridge           Seeks capital           Legg Mason Partners
         Variable            appreciation.           Fund Advisor, LLC
         Aggressive Growth                           Subadviser:
         Portfolio                                   ClearBridge
                                                     Investments, LLC
       ClearBridge           Seeks long-term         Legg Mason Partners
         Variable            capital appreciation.   Fund Advisor, LLC
         Appreciation                                Subadviser:
         Portfolio                                   ClearBridge
                                                     Investments, LLC
       ClearBridge           Seeks long-term growth  Legg Mason Partners
         Variable Large      of capital.             Fund Advisor, LLC
         Cap Growth                                  Subadviser:
         Portfolio                                   ClearBridge
                                                     Investments, LLC
       ClearBridge           Seeks long-term growth  Legg Mason Partners
         Variable Large      of capital. Current     Fund Advisor, LLC
         Cap Value           income is a secondary   Subadviser:
         Portfolio           objective.              ClearBridge
                                                     Investments, LLC
       ClearBridge           Seeks long-term growth  Legg Mason Partners
         Variable Small      of capital.             Fund Advisor, LLC
         Cap Growth                                  Subadviser:
         Portfolio                                   ClearBridge
                                                     Investments, LLC

    MET INVESTORS SERIES
      TRUST
       BlackRock High        Seeks to maximize       MetLife Advisers, LLC
         Yield               total return,           Subadviser: BlackRock
         Portfolio --        consistent with income  Financial Management,
         Class A             generation and prudent  Inc.
                             investment management.
       Clarion Global Real   Seeks total return      MetLife Advisers, LLC
         Estate Portfolio    through investment in   Subadviser: CBRE
         -- Class A          real estate             Clarion Securities LLC
                             securities,
                             emphasizing both
                             capital appreciation
                             and current income.

                                                    INVESTMENT
        FUNDING OPTION      INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------      ----------------------  ----------------------
       ClearBridge          Seeks capital           MetLife Advisers, LLC
         Aggressive Growth  appreciation.           Subadviser:
         Portfolio --                               ClearBridge
         Class A                                    Investments, LLC
       Harris Oakmark       Seeks long-term         MetLife Advisers, LLC
         International      capital appreciation.   Subadviser: Harris
         Portfolio --                               Associates L.P.
         Class A
       Invesco Comstock     Seeks capital growth    MetLife Advisers, LLC
         Portfolio --       and income.             Subadviser: Invesco
         Class B                                    Advisers, Inc.
       Invesco Small Cap    Seeks long-term growth  MetLife Advisers, LLC
         Growth Portfolio   of capital.             Subadviser: Invesco
         -- Class A                                 Advisers, Inc.
       JPMorgan Small Cap   Seeks long-term         MetLife Advisers, LLC
         Value Portfolio    capital growth.         Subadviser: J.P.
         -- Class A                                 Morgan Investment
                                                    Management Inc.
       Loomis Sayles        Seeks high total        MetLife Advisers, LLC
         Global Markets     investment return       Subadviser: Loomis,
         Portfolio --       through a combination   Sayles & Company, L.P.
         Class A            of capital
                            appreciation and
                            income.
       Lord Abbett Bond     Seeks high current      MetLife Advisers, LLC
         Debenture          income and the          Subadviser: Lord,
         Portfolio --       opportunity for         Abbett & Co. LLC
         Class A            capital appreciation
                            to produce a high
                            total return.
       MetLife Asset        Seeks growth of         MetLife Advisers, LLC
         Allocation 100     capital.
         Portfolio --
         Class B
       MetLife Small Cap    Seeks long-term         MetLife Advisers, LLC
         Value Portfolio    capital appreciation.   Subadvisers: Delaware
         -- Class B                                 Investments Fund
                                                    Advisers; Wells
                                                    Capital Management
                                                    Incorporated
       Oppenheimer Global   Seeks capital           MetLife Advisers, LLC
         Equity Portfolio   appreciation.           Subadviser:
         -- Class A                                 OppenheimerFunds, Inc.
       PIMCO Inflation      Seeks maximum real      MetLife Advisers, LLC
         Protected Bond     return, consistent      Subadviser: Pacific
         Portfolio --       with preservation of    Investment Management
         Class A            capital and prudent     Company LLC
                            investment management.
       PIMCO Total Return   Seeks maximum total     MetLife Advisers, LLC
         Portfolio --       return, consistent      Subadviser: Pacific
         Class B            with the preservation   Investment Management
                            of capital and prudent  Company LLC
                            investment management.
       Pioneer Fund         Seeks reasonable        MetLife Advisers, LLC
         Portfolio --       income and capital      Subadviser: Pioneer
         Class A            growth.                 Investment Management,
                                                    Inc.
       Pioneer Strategic    Seeks a high level of   MetLife Advisers, LLC
         Income Portfolio   current income.         Subadviser: Pioneer
         -- Class A                                 Investment Management,
                                                    Inc.
       T. Rowe Price Large  Seeks long-term         MetLife Advisers, LLC
         Cap Value          capital appreciation    Subadviser: T. Rowe
         Portfolio --       by investing in common  Price Associates, Inc.
         Class B            stocks believed to be
                            undervalued. Income is
                            a secondary objective.

                                                    INVESTMENT
        FUNDING OPTION      INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------      ----------------------  ----------------------
       T. Rowe Price Large  Seeks long-term         MetLife Advisers, LLC
         Cap Value          capital appreciation    Subadviser: T. Rowe
         Portfolio --       by investing in common  Price Associates, Inc.
         Class E++          stocks believed to be
                            undervalued. Income is
                            a secondary objective.
       WMC Large Cap        Seeks long-term         MetLife Advisers, LLC
         Research           capital appreciation.   Subadviser: Wellington
         Portfolio --                               Management Company LLP
         Class E

    METROPOLITAN SERIES
      FUND
       Barclays Aggregate   Seeks to track the      MetLife Advisers, LLC
         Bond Index         performance of the      Subadviser: MetLife
         Portfolio --       Barclays U.S.           Investment Management,
         Class A            Aggregate Bond Index.   LLC
       BlackRock Bond       Seeks a competitive     MetLife Advisers, LLC
         Income Portfolio   total return primarily  Subadviser: BlackRock
         -- Class A         from investing in       Advisors, LLC
                            fixed-income
                            securities.
       BlackRock Capital    Seeks long-term growth  MetLife Advisers, LLC
         Appreciation       of capital.             Subadviser: BlackRock
         Portfolio --                               Advisors, LLC
         Class A
       BlackRock Money      Seeks a high level of   MetLife Advisers, LLC
         Market Portfolio   current income          Subadviser: BlackRock
         -- Class A         consistent with         Advisors, LLC
                            preservation of
                            capital.
       Frontier Mid Cap     Seeks maximum capital   MetLife Advisers, LLC
         Growth Portfolio   appreciation.           Subadviser: Frontier
         -- Class D                                 Capital Management
                                                    Company, LLC
       Jennison Growth      Seeks long-term growth  MetLife Advisers, LLC
         Portfolio --       of capital.             Subadviser: Jennison
         Class A                                    Associates LLC
       MetLife Asset        Seeks a high level of   MetLife Advisers, LLC
         Allocation 20      current income, with
         Portfolio --       growth of capital as a
         Class B            secondary objective.
       MetLife Asset        Seeks high total        MetLife Advisers, LLC
         Allocation 40      return in the form of
         Portfolio --       income and growth of
         Class B            capital, with a
                            greater emphasis on
                            income.
       MetLife Asset        Seeks a balance         MetLife Advisers, LLC
         Allocation 60      between a high level
         Portfolio --       of current income and
         Class B            growth of capital,
                            with a greater
                            emphasis on growth of
                            capital.
       MetLife Asset        Seeks growth of         MetLife Advisers, LLC
         Allocation 80      capital.
         Portfolio --
         Class B
       MetLife Stock Index  Seeks to track the      MetLife Advisers, LLC
         Portfolio --       performance of the      Subadviser: MetLife
         Class A            Standard & Poor's       Investment Management,
                            500(R) Composite Stock  LLC
                            Price Index.
       MFS(R) Total Return  Seeks a favorable       MetLife Advisers, LLC
         Portfolio --       total return through    Subadviser:
         Class F            investment in a         Massachusetts
                            diversified portfolio.  Financial Services
                                                    Company

                                                    INVESTMENT
        FUNDING OPTION      INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------      ----------------------  ----------------------
       MFS(R) Value         Seeks capital           MetLife Advisers, LLC
         Portfolio --       appreciation.           Subadviser:
         Class A                                    Massachusetts
                                                    Financial Services
                                                    Company
       MSCI EAFE(R) Index   Seeks to track the      MetLife Advisers, LLC
         Portfolio --       performance of the      Subadviser: MetLife
         Class A            MSCI EAFE(R) Index.     Investment Management,
                                                    LLC
       Neuberger Berman     Seeks high total        MetLife Advisers, LLC
         Genesis Portfolio  return, consisting      Subadviser: Neuberger
         -- Class A         principally of capital  Berman Management LLC
                            appreciation.
       Russell 2000(R)      Seeks to track the      MetLife Advisers, LLC
         Index              performance of the      Subadviser: MetLife
         Portfolio --       Russell 2000(R) Index.  Investment Management,
         Class A                                    LLC
       T. Rowe Price Large  Seeks long-term growth  MetLife Advisers, LLC
         Cap Growth         of capital.             Subadviser: T. Rowe
         Portfolio --                               Price Associates, Inc.
         Class B+
       T. Rowe Price Small  Seeks long-term         MetLife Advisers, LLC
         Cap Growth         capital growth.         Subadviser: T. Rowe
         Portfolio --                               Price Associates, Inc.
         Class B
       Western Asset        Seeks to maximize       MetLife Advisers, LLC
         Management U.S.    total return            Subadviser: Western
         Government         consistent with         Asset Management
         Portfolio --       preservation of         Company
         Class A            capital and
                            maintenance of
                            liquidity.
       WMC Balanced         Seeks long-term         MetLife Advisers, LLC
         Portfolio --       capital appreciation    Subadviser: Wellington
         Class A            with some current       Management Company LLP
                            income.

    TRUST FOR ADVISED
      PORTFOLIOS
       1919 Variable        Seeks capital           1919 Investment
         Socially           appreciation and        Counsel, LLC
         Responsive         retention of net
         Balanced Fund      investment income.
--------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

4. OTHER INFORMATION

Replace the section "Other Information -- The Insurance Company" with the following:

   MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife Insurance Company USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

   Prior to November 17, 2014, the contract was issued by MetLife Insurance Company of Connecticut.

5. Replace the definition of "Good Order" in the Glossary on page 4 with:

   A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Fund affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your MetLife designated office before submitting the form or request.

6. Add the following disclosure at the end of page 40.

CYBERSECURITY RISKS

   Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Fund, and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

   We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

   Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Fund, impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

7. APPENDIX

   Replace "Appendix B" with the following:

                                  APPENDIX B

             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

   Some of the Underlying Funds listed below were subject to a name change, substitution or merger. The charts below identify the former name of each of these Underlying Funds, and, where applicable the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES

              FORMER NAME                             NEW NAME
              -----------                             --------
 MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value           MetLife Small Cap Value Portfolio --
   Portfolio -- Class B                 Class B
 LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST                                TRUST FOR ADVISED PORTFOLIOS
 Legg Mason Counsel Variable            1919 Variable Socially Responsive
   Social Awareness Portfolio             Balanced Fund

FINANCIAL STATEMENTS

   The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

               11225 North Community House Road  Telephone:
               Charlotte, NC 28277               (800) 842-9368